Equity - Additional Information (Narrative) (Details) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	750,000,000	750,000,000	750,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized (in shares)	250,000,000	250,000,000
Series A convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Series A convertible preferred stock, shares authorized (in shares)		250,000,000	250,000,000
Series A convertible preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001